Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New York Life Investments ETF Trust
Entity Central Index Key	0001415995
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000069675
Shareholder Report [Line Items]
Fund Name	NYLI Hedge Multi-Strategy Tracker ETF
Trading Symbol	QAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Hedge Multi-Strategy Tracker ETF (formerly, IQ Hedge Multi-Strategy Tracker ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Hedge Multi-Strategy Tracker ETF	$55	0.54%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was supported by positive contributions from credit-sensitive exposures, including convertibles, investment-grade floating rate debt and bank loans, in an environment of elevated interest rates and stable corporate fundamentals. Equity exposures in developed international and emerging markets also added to returns, benefiting from a late-period rotation into non-U.S. equities and a weakening U.S. dollar. The Fund’s multi-strategy design provided broad-based diversification, helping to offset underperformance in market-neutral and managed futures strategies and reinforcing its role as a low-beta, volatility-dampening alternative with stable performance across shifting market regimes.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Hedge Multi-Strategy Tracker ETF - NAV 12,058	NYLI Hedge Multi-Strategy Index13,019	Russell 3000® Index30,174	Barclay Hedge Fund Index15,942	S&P 500® Index (Net)30,280
4/15	10,000	10,000	10,000	10,000	10,000
4/16	9,721	9,850	9,982	9,660	10,055
4/17	9,761	10,038	11,837	10,612	11,781
4/18	10,175	10,521	13,382	11,332	13,266
4/19	10,334	10,718	15,079	11,441	14,966
4/20	10,227	10,678	14,922	11,003	15,005
4/21	11,353	11,933	22,520	14,085	21,795
4/22	10,581	11,180	21,819	13,753	21,750
4/23	10,653	11,331	22,146	13,686	22,214
4/24	11,516	12,307	27,085	15,028	27,122
4/25	12,058	13,019	30,174	15,942	30,280

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
NYLI Hedge Multi-Strategy Tracker ETF - NAV	3/25/2009	4.71%	3.35%	1.89%
NYLI Hedge Multi-Strategy IndexFootnote Reference1		5.79%	4.04%	2.67%
Russell 3000®IndexFootnote Reference2		11.40%	15.12%	11.68%
S&P 500® Index (Net)Footnote Reference3		11.64%	15.08%	11.72%
Barclay Hedge Fund IndexFootnote Reference4		6.08%	7.70%	4.77%

Performance Inception Date	Mar. 25, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 689,032,671
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,334,180
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$689,032,671
Total number of portfolio holdings	108
Total advisory fees paid	$3,334,180
Portfolio turnover rate	65%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

iShares Floating Rate Bond ETF	13.6%
Vanguard Short-Term Treasury ETF	10.0%
Vanguard FTSE Developed Markets ETF	7.9%
Franklin Senior Loan ETF	6.8%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
SPDR Bloomberg Convertible Securities ETF	5.1%
iShares 0-5 Year TIPS Bond ETF	4.6%
iShares National Muni Bond ETF	4.4%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.3%
Vanguard Tax-Exempt Bond Index ETF	4.0%

*  Excluding short-term investments

Portfolio Composition

Floating Rate - Investment Grade Funds	17.9%
Treasury Inflation Protected Securities Funds	10.0%
U.S. Short Term Treasury Bond Fund	10.0%
Short-Term Investments	9.7%
Convertible Bond Funds	8.6%
Municipal Bond Funds	8.4%
International Equity Core Fund	7.9%
Bank Loan Fund	6.7%
Emerging Markets Funds	5.0%
Merger Arbitrage Funds	3.9%
Preferred Fund	3.8%
U.S. Small Cap Core Fund	3.4%
U.S. Momentum Fund	2.6%
U.S. Large Cap Core Funds	2.4%
Agriculture Fund	2.4%
Managed Futures Funds	2.3%
U.S. Sector Funds	1.4%
Broad Funds	1.1%
U.S. Mid Cap Core Fund	1.1%
BRIC Equity Fund	0.8%
China Fund	0.3%
Other Asset and Liabilities	(9.7)%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Hedge Multi-Strategy Tracker ETF” to “NYLI Hedge Multi-Strategy Tracker ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Hedge Multi-Strategy Tracker ETF” to “NYLI Hedge Multi-Strategy Tracker ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000077928
Shareholder Report [Line Items]
Fund Name	NYLI Merger Arbitrage ETF
Trading Symbol	MNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Merger Arbitrage ETF (formerly, IQ Merger Arbitrage ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NYLI Merger Arbitrage ETF	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was influenced by broad macroeconomic conditions, including elevated interest rates, cooling but volatile inflation and generally resilient equity markets that supported risk appetite. Steady mergers and acquisitions ("M&A") activity over most of the reporting period provided ample arbitrage opportunities, while regulatory scrutiny, buyer/seller valuation gaps and higher borrowing costs contributed to wider spreads and attractive risk-adjusted returns. Although tariff threats and their eventual implementation weighed on sentiment toward the end of the reporting period, overall deal completion rates remained high and Fund performance benefited from strong deal selection, favorable sector positioning, disciplined hedging in stock-financed transactions and the Fund’s low beta, low correlation return profile.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Merger Arbitrage ETF - NAV 12,527	NYLI Merger Arbitrage Index13,475	MSCI World® Index (Net)24,424	Barclay Merger Arbitrage Index16,443	S&P 500® Index (Net)30,280
4/15	10,000	10,000	10,000	10,000	10,000
4/16	9,921	10,123	9,583	10,560	10,055
4/17	10,553	10,846	10,987	11,287	11,781
4/18	10,739	11,095	12,439	11,343	13,266
4/19	11,009	11,420	13,245	12,028	14,966
4/20	11,021	11,477	12,715	11,978	15,005
4/21	12,020	12,603	18,478	14,472	21,795
4/22	11,374	12,040	17,828	14,543	21,750
4/23	11,350	12,111	18,394	14,771	22,214
4/24	11,207	12,073	21,776	15,557	27,122
4/25	12,527	13,475	24,424	16,443	30,280

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
NYLI Merger Arbitrage ETF - NAV	11/17/2009	11.59%	2.56%	2.26%
NYLI Merger Arbitrage IndexFootnote Reference1		11.61%	3.26%	2.93%
MSCI World® Index (Net)Footnote Reference2		12.16%	13.95%	9.34%
S&P 500® Index (Net)Footnote Reference3		11.64%	15.08%	11.72%
Barclay Merger Arbitrage IndexFootnote Reference4		5.70%	6.54%	5.10%

Performance Inception Date	Nov. 17, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 233,272,818
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,784,479
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$233,272,818
Total number of portfolio holdings	49
Total advisory fees paid	$1,784,479
Portfolio turnover rate	317%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	4.5%
iShares Short Treasury Bond ETF	4.5%
Frontier Communications Parent, Inc.	4.5%
Kellanova	4.5%
Spirit AeroSystems Holdings, Inc., Class A	3.9%
Innergex Renewable Energy, Inc.	3.9%
Just Eat Takeaway.com NV	3.8%
Interpublic Group of Cos., Inc. (The)	3.8%
ALLETE, Inc.	3.5%
Walgreens Boots Alliance, Inc.	3.0%

*  Excluding short-term investments

Top Industries

Short-Term Investments	17.8%
Industrials	15.3%
Financials	14.2%
Consumer Discretionary	11.0%
Communication Services	10.2%
Fixed Income Fund	9.0%
Consumer Staples	7.5%
Utilities	7.4%
Materials	3.0%
Energy	2.1%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Merger Arbitrage ETF” to “NYLI Merger Arbitrage ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

†The Fund changed certain principal investment strategies regarding deal entry and exit, position weighting, and hedging in line with the Fund's underlying index.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Merger Arbitrage ETF” to “NYLI Merger Arbitrage ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Material Fund Change Objectives [Text Block]	The Fund changed certain principal investment strategies regarding deal entry and exit, position weighting, and hedging in line with the Fund's underlying index.
Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000170331
Shareholder Report [Line Items]
Fund Name	NYLI Candriam International Equity ETF
Trading Symbol	IQSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam International Equity ETF	$16	0.15%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was driven by macroeconomic developments, as well as sector- and country-specific trends. Returns benefited from strengthening developed international equity markets as the fallout from escalating U.S. tariffs reoriented investor expectations around global growth, and as trade tensions and protectionist policy shifts triggered capital outflows from the United States, boosting demand for international equities. While financials and rate-sensitive sectors benefited from cooling inflation and resilient economic conditions, export-heavy markets faced pressure from new tariff barriers, rising input costs and murky cross-border demand, particularly in energy, materials, autos and semiconductors.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Candriam International Equity ETF - NAV 14,405	NYLI Candriam International Equity Index14,562	MSCI EAFE® Index (Net)14,120
12/17/2019	10,000	10,000	10,000
4/20	8,382	8,373	8,240
4/21	11,856	11,877	11,526
4/22	10,929	10,969	10,587
4/23	11,801	11,863	11,478
4/24	12,903	13,015	12,543
4/25	14,405	14,562	14,120

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI Candriam International Equity ETF - NAV	12/17/2019	11.63%	11.44%	7.03%
NYLI Candriam International Equity IndexFootnote Reference1		11.88%	11.70%	7.24%
MSCI EAFE® Index (Net)Footnote Reference2		12.57%	11.37%	6.63%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 208,429,463
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 268,978
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$208,429,463
Total number of portfolio holdings	585
Total advisory fees paid	$268,978
Portfolio turnover rate	22%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

SAP SE	2.6%
Nestle SA	2.4%
ASML Holding NV	2.2%
Roche Holding AG	2.1%
Novartis AG	1.9%
AstraZeneca PLC	1.9%
Toyota Motor Corp.	1.9%
Commonwealth Bank of Australia	1.6%
Siemens AG	1.5%
Sony Group Corp.	1.4%

*  Excluding short-term investments

Top Countries

Japan	27.0%
United States	11.1%
United Kingdom	10.9%
Germany	9.7%
Australia	7.9%
France	5.3%
Netherlands	5.1%
Switzerland	4.3%
Spain	2.7%
Italy	2.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam International Equity ETF” to “NYLI Candriam International Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam International Equity ETF” to “NYLI Candriam International Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000238086
Shareholder Report [Line Items]
Fund Name	NYLI Candriam U.S. Mid Cap Equity ETF
Trading Symbol	IQSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam U.S. Mid Cap Equity ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam U.S. Mid Cap Equity ETF	$15	0.15%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund reflected a market shaped by early economic resilience and policy optimism, followed by disruptive shifts under the Trump administration and sector-specific pressures. Gains in financials, real estate and mid-cap technology were supported by consumer strength, stable interest rates and expectations for deregulation, while health care, industrials and energy lagged amid tariff-related costs, regulatory uncertainty and weakening sentiment. The Fund’s performance mirrored broader mid-cap trends, with select domestically focused exposures benefiting from pro-growth policies, despite headwinds from trade volatility, inflation, rate uncertainty and sector dispersion.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Candriam U.S. Mid Cap Equity ETF - NAV 12,203	NYLI Candriam U.S. Mid Cap Equity Index12,259	Russell 3000® Index14,966	Russell Midcap® Index13,527
10/25/2022	10,000	10,000	10,000	10,000
4/23	10,685	10,695	10,984	10,831
4/24	12,044	12,079	13,434	12,602
4/25	12,203	12,259	14,966	13,527

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Candriam U.S. Mid Cap Equity ETF - NAV	10/25/2022	1.32%	8.23%
NYLI Candriam U.S. Mid Cap Equity IndexFootnote Reference1		1.50%	8.42%
Russell 3000®IndexFootnote Reference2		11.40%	17.36%
Russell Midcap®IndexFootnote Reference3		7.33%	12.74%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 198,387,658
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 300,942
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$198,387,658
Total number of portfolio holdings	226
Total advisory fees paid	$300,942
Portfolio turnover rate	47%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Insulet Corp.	1.0%
Nutanix, Inc., Class A	0.9%
Sprouts Farmers Market, Inc.	0.9%
Tapestry, Inc.	0.9%
Docusign, Inc.	0.9%
Guidewire Software, Inc.	0.9%
Yum China Holdings, Inc.	0.9%
F5, Inc.	0.8%
Equitable Holdings, Inc.	0.8%
BJ's Wholesale Club Holdings, Inc.	0.8%

*  Excluding short-term investments

Top Industries

Industrials	18.0%
Consumer Discretionary	16.2%
Information Technology	15.4%
Financials	13.7%
Health Care	11.1%
Real Estate	9.6%
Consumer Staples	6.0%
Materials	5.0%
Communication Services	2.3%
Energy	2.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam U.S. Mid Cap Equity ETF” to “NYLI Candriam U.S. Mid Cap Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam U.S. Mid Cap Equity ETF” to “NYLI Candriam U.S. Mid Cap Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000170332
Shareholder Report [Line Items]
Fund Name	NYLI Candriam U.S. Large Cap Equity ETF
Trading Symbol	IQSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam U.S. Large Cap Equity ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam U.S. Large Cap Equity ETF	$9	0.09%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was led by growth-oriented sectors and a rebound in financials, supported by robust corporate earnings, steady economic growth and investor enthusiasm for artificial intelligence (“AI”)-linked companies. Early gains were driven by a narrow group of large-cap technology and consumer names that had led the market in prior periods, but their dominance faded as rising competition from China, escalating trade tensions and growing skepticism about U.S. economic leadership weighed on sentiment. Returns were constrained by sharp declines in semiconductor and high-growth technology stocks late in the reporting period due to renewed tariff risks and political uncertainty.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Candriam U.S. Large Cap Equity ETF - NAV 19,104	NYLI Candriam U.S. Large Cap Equity Index19,199	Russell 3000® Index18,348	S&P 500® Index18,974
12/17/2019	10,000	10,000	10,000	10,000
4/20	9,642	9,638	9,074	9,188
4/21	14,352	14,367	13,694	13,413
4/22	14,526	14,553	13,267	13,441
4/23	14,788	14,823	13,467	13,800
4/24	17,895	17,957	16,470	16,927
4/25	19,104	19,199	18,348	18,974

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI Candriam U.S. Large Cap Equity ETF - NAV	12/17/2019	6.75%	14.66%	12.80%
NYLI Candriam U.S. Large Cap Equity IndexFootnote Reference1		6.92%	14.78%	12.91%
Russell 3000®IndexFootnote Reference2		11.40%	15.12%	11.96%
S&P 500®IndexFootnote Reference3		12.10%	15.61%	12.66%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 342,145,364
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 290,836
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$342,145,364
Total number of portfolio holdings	277
Total advisory fees paid	$290,836
Portfolio turnover rate	34%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Microsoft Corp.	10.4%
Apple, Inc.	9.2%
Alphabet, Inc., Class A and C	4.8%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.3%
Visa, Inc., Class A	2.5%
Mastercard, Inc., Class A	1.8%
Procter & Gamble Co. (The)	1.6%
Home Depot, Inc. (The)	1.5%
Bank of America Corp.	1.1%

*  Excluding short-term investments

Top Industries

Information Technology	33.9%
Financials	16.8%
Consumer Discretionary	14.1%
Industrials	6.9%
Communication Services	6.9%
Health Care	6.2%
Consumer Staples	5.1%
Real Estate	3.6%
Materials	3.1%
Energy	1.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam U.S. Large Cap Equity ETF” to “NYLI Candriam U.S. Large Cap Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Candriam U.S. Large Cap Equity ETF” to “NYLI Candriam U.S. Large Cap Equity ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000158453
Shareholder Report [Line Items]
Fund Name	NYLI FTSE International Equity Currency Neutral ETF
Trading Symbol	HFXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI FTSE International Equity Currency Neutral ETF (formerly, IQ FTSE International Equity Currency Neutral ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NYLI FTSE International Equity Currency Neutral ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was affected by a decisive shift in global market leadership. Early strength in the U.S. economy, equity markets and the dollar gave way to a late-period reversal marked by international equity outperformance and heightened currency volatility. The Fund’s 50% currency hedging strategy provided ballast-moderating currency-driven swings while preserving participation in both international equity gains and currency appreciation.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI FTSE International Equity Currency Neutral ETF - NAV 18,871	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index19,570	MSCI EAFE® Index (Net)17,092	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index21,900	FTSE Developed ex North America Net Tax (US RIC) Index17,307
7/22/2015	10,000	10,000	10,000	10,000	10,000
4/16	8,967	9,035	9,121	8,862	9,204
4/17	10,338	10,476	10,151	10,604	10,332
4/18	11,664	11,905	11,624	11,823	11,958
4/19	11,616	11,844	11,250	12,211	11,455
4/20	10,485	10,717	9,974	11,227	10,197
4/21	14,483	14,867	13,952	15,123	14,554
4/22	14,025	14,408	12,815	15,613	13,226
4/23	15,190	15,667	13,895	17,210	14,158
4/24	17,341	17,927	15,184	20,515	15,531
4/25	18,871	19,570	17,092	21,900	17,307

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI FTSE International Equity Currency Neutral ETF - NAV	7/22/2015	8.82%	12.47%	6.71%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) IndexFootnote Reference1		9.16%	12.80%	7.11%
MSCI EAFE® Index (Net)Footnote Reference2		12.57%	11.37%	5.64%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) IndexFootnote Reference3		6.75%	14.30%	8.35%
FTSE Developed ex North America Net Tax (US RIC) IndexFootnote Reference4		11.44%	11.16%	5.77%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 961,475,502
Holdings Count | Holding	907
Advisory Fees Paid, Amount	$ 1,523,365
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$961,475,502
Total number of portfolio holdings	907
Total advisory fees paid	$1,523,365
Portfolio turnover rate	16%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

SAP SE	1.6%
Nestle SA	1.4%
ASML Holding NV	1.3%
Roche Holding AG	1.2%
Novartis AG	1.2%
Toyota Motor Corp.	1.1%
Samsung Electronics Co., Ltd., 0.00%	1.1%
AstraZeneca PLC	1.1%
Novo Nordisk A/S, Class B	1.1%
Shell PLC	1.0%

*  Excluding short-term investments

Top Countries

Japan	23.7%
United Kingdom	10.7%
Germany	9.1%
United States	8.9%
France	8.4%
Australia	6.9%
Switzerland	4.4%
South Korea	4.0%
Netherlands	3.6%
Italy	3.1%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ FTSE International Equity Currency Neutral ETF” to “NYLI FTSE International Equity Currency Neutral ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ FTSE International Equity Currency Neutral ETF” to “NYLI FTSE International Equity Currency Neutral ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000232898
Shareholder Report [Line Items]
Fund Name	NYLI U.S. Large Cap R&D Leaders ETF
Trading Symbol	LRND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI U.S. Large Cap R&D Leaders ETF (formerly, IQ U.S. Large Cap R&D Leaders ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI U.S. Large Cap R&D Leaders ETF	$15	0.14%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was supported by rising capital expenditures tied to artificial intelligence (“AI”), which bolstered the information technology and communication services sectors. Strong balance sheets, increased investment and investor enthusiasm for AI contributed to especially strong results among social networking, communication equipment and biopharmaceutical stocks. However, gains were partially offset by escalating global tariff tensions that disrupted semiconductor supply chains—particularly in the microprocessor and graphics accelerator industries—and by the absence of expected regulatory rollbacks in select health care areas, notably oncology biopharmaceuticals, despite overall strength in innovation-led equities.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI U.S. Large Cap R&D Leaders ETF - NAV 13,295	NYLI U.S. Large Cap R&D Leaders Index13,334	Russell 3000® Index12,755	Russell 1000® Growth Index13,766
2/8/2022	10,000	10,000	10,000	10,000
4/22	9,064	9,063	9,224	8,911
4/23	9,421	9,431	9,362	9,120
4/24	12,333	12,352	11,450	12,020
4/25	13,295	13,334	12,755	13,766

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI U.S. Large Cap R&D Leaders ETF - NAV	2/8/2022	7.80%	9.22%
NYLI U.S. Large Cap R&D Leaders IndexFootnote Reference1		7.95%	9.32%
Russell 3000®IndexFootnote Reference2		11.40%	7.83%
Russell 1000® Growth IndexFootnote Reference3		14.53%	10.40%

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 7,143,963
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 9,464
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$7,143,963
Total number of portfolio holdings	102
Total advisory fees paid	$9,464
Portfolio turnover rate	12%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Amazon.com, Inc.	8.6%
Alphabet, Inc., Class A	8.6%
Meta Platforms, Inc., Class A	6.6%
Microsoft Corp.	6.1%
Apple, Inc.	6.0%
Johnson & Johnson	3.2%
Merck & Co., Inc.	2.8%
Intel Corp.	2.7%
NVIDIA Corp.	2.3%
AbbVie, Inc.	2.3%

*  Excluding short-term investments

Top Industries

Information Technology	38.2%
Health Care	23.6%
Communication Services	17.1%
Consumer Discretionary	14.9%
Industrials	4.3%
Financials	1.1%
Consumer Staples	0.4%
Short-Term Investments	0.3%
Materials	0.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ U.S. Large Cap R&D Leaders ETF” to “NYLI U.S. Large Cap R&D Leaders ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ U.S. Large Cap R&D Leaders ETF” to “NYLI U.S. Large Cap R&D Leaders ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000232897
Shareholder Report [Line Items]
Fund Name	NYLI Global Equity R&D Leaders ETF
Trading Symbol	WRND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Global Equity R&D Leaders ETF (formerly, IQ Global Equity R&D Leaders ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Global Equity R&D Leaders ETF	$19	0.18%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was supported by substantial capital expenditures related to artificial intelligence (“AI”), which bolstered the information technology and communication services sectors, as well as by strong industrial innovation and gains in the diversified biopharmaceuticals, communication equipment, e-commerce and cloud computing industries. Performance was constrained by escalating global tariff tensions that disrupted automotive and semiconductor supply chains—particularly affecting conventional car manufacturers and microprocessor producers—while regulatory uncertainties weighed on oncology biopharmaceuticals despite continued strength in innovation-focused global equities.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Global Equity R&D Leaders ETF - NAV 12,494	NYLI Global Equity R&D Leaders Index12,553	MSCI World® Index (Net)12,577	FTSE All-World Growth® Index12,605
2/8/2022	10,000	10,000	10,000	10,000
4/22	8,965	8,963	9,180	8,962
4/23	9,461	9,463	9,472	9,090
4/24	11,554	11,580	11,214	11,262
4/25	12,494	12,553	12,577	12,605

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Global Equity R&D Leaders ETF - NAV	2/8/2022	8.13%	7.14%
NYLI Global Equity R&D Leaders IndexFootnote Reference1		8.40%	7.30%
MSCI World® Index (Net)Footnote Reference2		12.16%	7.36%
FTSE All-World Growth®IndexFootnote Reference3		11.93%	7.43%

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 6,617,740
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 11,354
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$6,617,740
Total number of portfolio holdings	209
Total advisory fees paid	$11,354
Portfolio turnover rate	26%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Amazon.com, Inc.	6.1%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.1%
Microsoft Corp.	3.2%
Apple, Inc.	3.2%
Samsung Electronics Co., Ltd.	3.0%
Volkswagen AG, 9.40%	2.4%
Roche Holding AG	1.8%
Johnson & Johnson	1.7%
AstraZeneca PLC	1.5%

*  Excluding short-term investments

Top Countries

United States	60.7%
Germany	9.3%
Japan	7.9%
China	7.5%
South Korea	4.7%
Taiwan	1.8%
United Kingdom	1.6%
France	1.4%
Netherlands	1.0%
Denmark	1.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Global Equity R&D Leaders ETF” to “NYLI Global Equity R&D Leaders ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Global Equity R&D Leaders ETF” to “NYLI Global Equity R&D Leaders ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000223944
Shareholder Report [Line Items]
Fund Name	NYLI Healthy Hearts ETF
Trading Symbol	HART
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Healthy Hearts ETF (formerly, IQ Healthy Hearts ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Healthy Hearts ETF	$46	0.45%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the performance of the Fund was affected by strengths and weaknesses in various industry subsectors. Returns benefited from strong gains in medical devices and instruments, biopharmaceuticals and health care wearables amid sustained investment in health care innovation, aging population dynamics and growing demand for preventive and lifestyle improvement technologies. Underperforming areas included diabetes-related biopharmaceuticals (GLP-1 drugs) and managed care amid pricing pressures, cooling demand and policy scrutiny, while footwear production lagged due to softer consumer demand, margin compression and tariff headwinds in wellness-linked discretionary goods.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Healthy Hearts ETF - NAV 12,809	NYLI Candriam Healthy Hearts Index13,058	MSCI World® Index (Net)14,245	MSCI ACWI Index (Net)13,515	MSCI World Health Care Index (Net)11,958
1/14/2021	10,000	10,000	10,000	10,000	10,000
4/21	10,562	10,573	10,777	10,660	10,199
4/22	11,229	11,280	10,398	10,080	10,769
4/23	11,717	11,818	10,729	10,288	11,256
4/24	12,275	12,450	12,702	12,084	11,837
4/25	12,809	13,058	14,245	13,515	11,958

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Healthy Hearts ETF - NAV	1/14/2021	4.36%	5.93%
NYLI Candriam Healthy Hearts IndexFootnote Reference1		4.88%	6.40%
MSCI World® Index (Net)Footnote Reference2		12.16%	8.58%
MSCI ACWI Index (Net)Footnote Reference3		11.84%	7.26%
MSCI World Health Care Index (Net)Footnote Reference4		1.02%	4.25%

Performance Inception Date	Jan. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 9,084,122
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 40,159
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$9,084,122
Total number of portfolio holdings	68
Total advisory fees paid	$40,159
Portfolio turnover rate	35%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Novartis AG	5.7%
Sanofi SA	5.4%
Boston Scientific Corp.	5.3%
Eli Lilly & Co.	5.2%
AstraZeneca PLC	5.1%
Abbott Laboratories	5.1%
Johnson & Johnson	5.1%
Alphabet, Inc., Class A	5.0%
Pfizer, Inc.	5.0%
Apple, Inc.	4.7%

*  Excluding short-term investments

Top Industries

Health Care	75.5%
Consumer Discretionary	11.6%
Communication Services	5.0%
Information Technology	4.7%
Industrials	1.5%
Consumer Staples	1.5%
Short-Term Investments	0.1%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Healthy Hearts ETF” to “NYLI Healthy Hearts ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

The Board, upon a recommendation from the Fund’s Advisor, approved a proposal to liquidate the NYLI Healthy Hearts ETF on or about August 26, 2025.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Healthy Hearts ETF” to “NYLI Healthy Hearts ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024: